UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA Michigan Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Michigan Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Michigan - 94.7%

            $  5,000    ABN AMRO Munitops Certificates Trust, Michigan, Revenue Refunding Bonds,
                        Series 2003-35, VRDN, 2.04% due 10/15/2011 (b)(c)                                        $    5,000

                 990    Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                        Series 1997-A, 2.09% due 2/01/2027 (c)                                                          990

               2,575    Berrien County, Michigan, Economic Development Corporation Revenue Bonds (Arlington
                        Corp. Project), VRDN, AMT, 2.15% due 9/01/2016 (c)                                            2,575

               2,700    Bryon Center, Michigan, Public Schools, GO, Refunding, 5.875% due 5/01/2005 (b)(h)            2,768

               1,000    Chelsea, Michigan, School District, GO, 5.875% due 5/01/2005 (f)(h)                           1,058

               6,130    Clarkston, Michigan, Community Schools, GO, ROCS, Series II-R-4519, VRDN, 1.70% due
                        8/04/2005 (c)                                                                                 6,130

               1,125    Detriot, Michigan, Capital Improvement, GO, Refunding, Series B, 2% due 4/01/2005 (a)         1,128

               3,050    Detriot, Michigan, Capital Improvement, GO, Series A, 5% due 4/01/2005 (b)                    3,078

                        Detroit, Michigan, City School District, VRDN (c):
               1,745         GO, PUTTERS, Series 388, 2.03% due 5/01/2011 (f)                                         1,745
               4,990         MERLOTS, Series A113, 1.80% due 7/27/2005                                                4,990

              12,050    Detroit, Michigan, MERLOTS, VRDN, Series A115, 1.80% due 6/22/2005 (c)                       12,050

               2,500    Detriot, Michigan, Sewage Disposal System Revenue Refunding Bonds, MERLOTS, VRDN,
                        Series B-02, 2.06% due 7/01/2028 (a)(c)                                                       2,500

               2,080    Detroit, Michigan, Sewer Disposal Revenue Bonds, ROCS, VRDN, Series II-R-4014, 2.04%
                        due 7/01/2025 (a)(c)                                                                          2,080

               8,940    Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN, Series A,
                        2.03% due 1/01/2022 (c)                                                                       8,940

               1,280    Ferndale, Michigan, GO, Refunding, 3.50% due 4/01/2005 (f)                                    1,288

               4,075    Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561, 2.03%
                        due 11/01/2012 (c)(d)                                                                         4,075

               1,335    Genesee County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Bonds (Riegle Press Inc. Project), VRDN, AMT, 2.19% due 8/01/2015 (c)                         1,335

               1,500    Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation,
                        EDR (Cornerstone University Project), VRDN, 2.03% due 5/01/2034 (c)                           1,500


Portfolio Abbreviations for CMA Michigan Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
SAN        State Aid Notes
TEAMS      Tax-Exempt Adjustable Municipal Securities
VRDN       Variable Rate Demand Notes


CMA Michigan Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
Michigan (concluded)

            $    685    Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 2.19% due 7/01/2015 (c)        $      685

               1,350    Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT, 2.19%
                        due 7/01/2009 (c)                                                                             1,350

               1,200    Hillman Community School District, Michigan, GO, SAN, 2% due 3/22/2005                        1,202

               2,430    Holland Charter Township, Michigan, Economic Development Corporation, Limited Obligation
                        Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 2.09% due 10/01/2028 (c)                     2,430

               2,800    Jackson County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Bonds (American Tooling Center Project), VRDN, AMT, 2.15% due 6/01/2011 (c)                   2,800

               1,530    Jackson, Michigan, Public Schools, GO, SAN, Series B, 2.45% due 5/23/2005                     1,535

                 650    Marquette County, Michigan, Economic Development Corporation, Limited Obligation
                        Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 2.18% due 6/01/2012 (c)         650

                 355    Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                        (Davenport College of Business Project), VRDN, 2.09% due 3/01/2027 (c)                          355

                        Michigan Higher Education Student Loan Authority Revenue Refunding Bonds, VRDN,
                        AMT (c)(d):
               6,500         PUTTERS, Series 238, 2.06% due 6/01/2019                                                 6,500
               9,800         Series XII-B, 2.01% due 10/01/2013                                                       9,800

                        Michigan Municipal Bond Authority Revenue Bonds:
              11,000         FLOATS, VRDN, Series L58J-D, 2.05% due 8/23/2005 (c)                                    11,000
               5,000         Series B-2, 3% due 8/23/2005                                                             5,045

               5,810    Michigan State Building Authority, Revenue Refunding Bonds, FLOATS, Series 886,
                        VRDN, 2.03% due 10/15/2017 (b)(c)                                                             5,810

               4,500    Michigan State, CP, 2.20% due 10/05/2005                                                      4,500

              10,000    Michigan State, GO, Series A, 3.50% due 9/30/2005                                            10,110

                        Michigan State, HDA, Limited Obligation Revenue Bonds, VRDN (c):
               1,200         (Laurel Valley), TEAMS, 1.15% due 12/01/2007                                             1,200
               2,000         (Woodland Meadows Project), AMT, 1.10% due 3/01/2013                                     2,000

               2,300    Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT, Series A,
                        2.05% due 9/01/2035 (c)                                                                       2,300

              10,000    Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
                        Series B-1, 1.95% due 11/15/2033 (c)                                                         10,000

               5,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                        Series K, 2.06% due 11/15/2023 (b)(c)                                                         5,000

               2,800    Michigan State Strategic Fund, CP, 2.03% due 1/05/2005                                        2,800

               2,400    Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project), VRDN,
                        AMT, 2.07% due 7/01/2034 (c)                                                                  2,400

                        Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c):
               2,500         (AACOA Extrusions Inc. Project), AMT, 2.13% due 2/01/2008                                2,500
               2,700         (Alphi Manufacturing Inc. Project), AMT, 2.13% due 5/01/2019                             2,700
               1,440         (Artex Label & Graphics), AMT, 2.14% due 12/01/2022                                      1,440
               1,830         (Automatic Handling Inc. Project), AMT, 2.17% due 7/01/2009                              1,830
                 275         (BBPV Project), AMT, Series A-2, 2.38% due 1/01/2014                                       275
               1,530         (Biewer of Lansing LLC Project), AMT, 2.14% due 5/01/2019                                1,530
               3,000         (C&M Manufacturing Corporation Inc. Project), AMT, 2.39% due 7/01/2014                   3,000
                 990         (Chambers Enterprises II Project), AMT, 2.15% due 11/01/2018                               990
               1,385         (Cherry Central Co-operative Inc. Project), 2.17% due 11/01/2013                         1,385
                 800         (Detroit Symphony Orchestra Project), Series B, 2.20% due 6/01/2031                        800
               5,240         (Enviromental Quality Company Project), AMT, 2.15% due 5/01/2026                         5,240
               2,925         (Forest City Technologies), AMT, 2.12% due 9/01/2015                                     2,925
               2,100         (Glastender Inc. Project), AMT, 2.13% due 12/01/2010                                     2,100
               3,075         (Golden Keys Development LLC Project), AMT, 2.19% due 3/01/2018                          3,075
                 295         (Hercules Drawn Steel Project), AMT, 2.14% due 8/01/2006                                   295
                 640         (Inalfa-Hollandia Inc. Project), AMT, 2.15% due 5/01/2016                                  640
               3,400         (Karmann Technology Development LLC Project), AMT, 2.15% due 12/01/2032                  3,400
               2,525         (Karona Inc. Project), AMT, 2.12% due 12/01/2015                                         2,525
               2,800         (Kaumagraph Flint Corporation Project), AMT, 2.13% due 11/01/2014                        2,800
               1,815         (Kerkstra Precast Inc. Project), AMT, 2.19% due 5/01/2025                                1,815
               1,505         (Monarch Hydraulics Inc. Project), AMT, 2.08% due 7/01/2016                              1,505
               2,000         (Morrell Inc. Project), AMT, 2.15% due 5/01/2022                                         2,000
               1,300         (Norbert Industries Inc. Project), AMT, 2.18% due 4/01/2006                              1,300
                 480         (Northern Pure Ice Co. Project), AMT, 2.18% due 3/01/2015                                  480
                 545         (Nuvar Properties LLC Project), AMT, 2.19% due 7/01/2026                                   545
               2,300         (Park Realty LLC), AMT, Series A, 2.19% due 9/01/2026                                    2,300
               1,100         (Pioneer Labs Inc. Project), AMT, 2.05% due 9/01/2012                                    1,100
               7,055         (Pioneer Metal Finishing Project), AMT, 2.06% due 11/01/2008                             7,055
               2,900         (Richwood Industries Inc. Project), AMT, 2.13% due 9/01/2030                             2,900
               4,045         (Riverwalk Properties LLC Project), AMT, 2.15% due 8/01/2021                             4,045
                 695         (TEI Investments LLC), AMT, 2.15% due 2/01/2022                                            695
               3,700         (Universal Forest Products Project), AMT, 2.14% due 12/01/2022                           3,700
               1,600         (Vector Investments LLC Project), AMT, 2.18% due 2/01/2020                               1,600
               1,810         (Veri-Tek International Corporation Project), AMT, 2.15% due 4/01/2026                   1,810
               2,000         (WDKK Development LLC Project), AMT, 2.15% due 1/01/2024                                 2,000
                 275         (Whitehall Industries), AMT, Series A-6, 2.38% due 1/01/2014                               275

                 600    Michigan State Strategic Fund, Limited Obligation, Revenue Refunding Bonds (Grandview
                        Plaza Project), VRDN, AMT, 2.12% due 12/15/2010 (c)                                             600

              13,800    Municipal Securities Trust Certificates, Detroit, Michigan, Sewer Disposal Revenue
                        Refunding Bonds, VRDN, Series SGB-53-A, 2.04% due 7/01/2032 (a)(c)                           13,800

               7,395    Municipal Securities Trust Certificates Revenue Refunding Bonds, VRDN, Series 2001-166,
                        Class A, 2.02% due 12/15/2021 (a)(c)                                                          7,395

               2,600    Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Bonds (Schain Mold & Engineering), VRDN, AMT, 2.15% due 4/01/2021 (c)                         2,600

               3,250    Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue
                        Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 2.07% due 10/01/2029 (c)             3,250

               1,000    Paw Paw, Michigan, Public Schools, GO, 5.625% due 5/01/2005 (f)(h)                            1,046

               3,700    Rochester, Michigan, Community School District, School Building and Site, GO, 3%
                        due 5/01/2005                                                                                 3,719

               2,100    Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT, 2.13%
                        due 9/01/2019 (c)                                                                             2,100

               4,250    Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat
                        Treating Project), VRDN, AMT, 2.12% due 2/01/2010 (c)                                         4,250

               1,600    University of Michigan, University Hospital Revenue Refunding Bonds, VRDN, Series A,
                        1.95% due 12/01/2019 (c)                                                                      1,600

               3,580    Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515,
                        2.04% due 5/01/2023 (c)                                                                       3,580


Puerto Rico - 1.9%

               1,000    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                        Class A, 1.95% due 1/25/2016 (b)(c)                                                           1,000

                        Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN (c)(e):
               1,993         Series 911, 2.01% due 8/01/2026                                                          1,993
               2,312         Series 919, 2.01% due 8/01/2026                                                          2,312


U.S. Virgin Islands - 3.4%

               9,725    Virgin Islands Public Finance Authority, Revenue Refunding Bonds, ROCS,
                        Series II-R-277, VRDN, 2.05% due 10/01/2024 (c)(g)                                            9,725

                        Total Investments (Cost - $286,247*) - 100.0%                                               286,247
                        Liabilities in Excess of Other Assets - 0.0%                                                    (7)
                                                                                                                 ----------
                        Net Assets - 100.0%                                                                      $  286,240
                                                                                                                 ==========

(a) FSA Insured.

(b) MBIA Insured.

(c) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    The rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) CIFG Insured.

(f) FGIC Insured.

(g) Radian Insured.

(h) Prerefunded.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Michigan Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA Michigan Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005